LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consisted of the following:

	December 31,	December 31,
(in thousands)	2018	2017
8.25% Senior Secured Notes (due 2025)	$676,661	$—
12.00% Senior Secured Notes (due 2022)	—	585,823
Non-Recourse U.S. SPV Facility	—	120,402
Non-Recourse Revolving Canada SPV Facility	107,479	—
Senior Revolver	20,000	—
Cash Money Revolving Credit Facility	—	—
Long-term debt	$804,140	$706,225

Future Maturities of Long-Term Debt
Annual maturities of outstanding long-term debt for each of the five years after December 31, 2018 are as follows:

(in thousands)	Amount
2019	$20,000
2020	—
2021	—
2022	111,335
2023	—
Thereafter	690,000
Long-term debt (before deferred financing costs and discounts)	821,335
Less: deferred financing costs and discounts	17,195
Long-term debt, net	$804,140